Interest and Fees Income	12 Months Ended
Dec. 31, 2025
Interest and Fees Income [Abstract]
Interest and fees income
18	Interest and fees income

		Year ended December 31,
	Note	2023	2024	2025
		RMB	RMB	RMB
Interest and financing service fees on loans	(i)	1,580,001,675	1,343,738,056	484,992,923
- Interest income		1,579,868,355	1,343,738,056	484,992,923
- Financing service fees		133,320	-	-
Interest income charged to sales partners	(ii)	134,542,337	162,566,756	72,092,927
Interest income on debt securities	(iii)	20,468,849	16,842,567	14,375,545
Interest on deposits with banks		19,582,159	15,472,736	4,321,947
Total		1,754,595,020	1,538,620,115	575,783,341

(i)	Interest and financing service fees on loans, which include financing service fees on loans, are recognized in the consolidated statements of comprehensive income using the effective interest method. Financing service fees on loans, are deferred and amortized over the contractual life of the related loans utilizing the effective interest method.

(ii)	Interest income charged to sales partners refers to the cost of and interest on the partner’s instalment repurchase options under collaboration model.

(iii)	Interest income on debt securities in forms of partnership investment and corporate debt securities. Please refer to Note 6(b).